Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stock-Based Compensation - Schedule of Stock Options Valuation Assumptions

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	December 31, 2021	December 31, 2020	December 31, 2019
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility	61.33 - 99.64%	37.61% - 65.38%	51.59% - 56.86%
Average remaining expected life of stock options on WIHN Class B Shares (years)	4.31	3.43	3.01
Average remaining expected life of stock options on WIHN Class A Shares (years)	3.40	n/a	n/a

Stock-Based Compensation - Schedule of Non-Vested Share Activity

The following table illustrates the development of the Group’s non-vested options for the years ended December 31, 2021 and 2020.

	Options on WIHN Class B Shares		Options on WIHN Class A Shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2019	5,026	3.65	—	—
Granted	467,617	1.08	—	—
Vested	(339,310)	1.01	—	—
Non-vested forfeited or cancelled	—	—	—	—
Non-vested options as at December 31, 2020	133,333	1.20	—	—
Granted	2,029,821	0.95	9,818,000	0.19
Vested	(1,946,488)	0.98	(9,818,000)	0.19
Non-vested forfeited or cancelled	(100,000)	1.05	—	—
Non-vested options as at December 31, 2021	116,666	1.28	—	0.19

Stock-Based Compensation - Schedule of Stock Option Activity

The following tables summarize the Group’s stock option activity for the years ended December 31, 2021 and 2020.

Options on WIHN Class B Shares	WIHN Class B Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2019	2,843,115	0.99	5.19	3,693,941
Of which vested	2,838,089	1.00	5.19	3,682,672
Of which non-vested	5,026	—	—	—
Granted	467,617	1.48	—	—
Exercised or converted	(1,214,402)	1.57	—	2,046,219
Forfeited or cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding as at December 31, 2020	2,096,330	1.48	4.44	554,377
Of which vested	1,962,997	1.57	4.31	329,716
Of which non-vested	133,333	—	—	—
Granted	2,029,821	0.15	—	—
Exercised or converted	(78,944)	0.05	—	61,125
Forfeited or cancelled	(112,000)	0.05	—	—
Expired	(123,563)	4.79	—	—
Outstanding as at December 31, 2021	3,811,644	0.71	5.28	2,468,898
Of which vested	3,694,978	0.69	5.25	2,455,994
Of which non-vested	116,666	—	—	—

Options on WIHN Class A Shares	WIHN Class A Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2019	—	—	—	—
Granted	—	—	—	—
Outstanding as at December 31, 2020	—	—	—	—
Granted	9,818,000	0.01	—	—
Outstanding as at December 31, 2021	9,818,000	0.01	6.90	1,520,393
Of which vested	9,818,000	0.01	6.90	1,520,393

Stock-Based Compensation - Schedule of Stock-Based Compensation Expense

Summary of stock-based compensation expenses

Stock-based compensation expenses	12 months ended December 31,
USD’000	2021	2020	2019
In relation to Employee Stock Option Plans (ESOP)	3,761	363	5,386
In relation to non-ESOP Option Agreements	22	30	28
Total	3,783	393	5,414

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	12 months ended December 31,
USD’000	2021	2020	2019
Research & development expenses	485	6	786
Selling & marketing expenses	820	209	1,269
General & administrative expenses	2,478	178	3,359
Total	3,783	393	5,414